OBLIGATION UNDER CAPITAL LEASE - Schedule of Long-Term Obligations Under Capital Leases (Details) $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 vessel	Dec. 31, 2019 tax_lease	Dec. 31, 2018 USD ($) vessel
Leases [Abstract]
Total obligation under finance lease	$ 122,779
Less: current portion of obligation under finance lease	(1,990)
Non-current portion of obligation under finance lease	120,789
Total obligation under finance lease				$ 119,683
Less: current portion of obligation under finance lease	(1,990)			(1,564)
Non-current portion of obligation under finance lease	$ 120,789			$ 118,119
Number of leased shipping vessels		1	1	1